Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (14.6%)
U.S. Government Securities (13.4%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	156,989	152,126
	United States Treasury Note/Bond	3.500%	1/31/2028	60,864	60,246
	United States Treasury Note/Bond	4.250%	2/15/2028	86,579	86,677
	United States Treasury Note/Bond	4.000%	2/29/2028	16,561	16,517
	United States Treasury Note/Bond	3.875%	3/15/2028	70,000	69,672
	United States Treasury Note/Bond	3.875%	3/31/2028	121,552	120,963
	United States Treasury Note/Bond	3.750%	4/15/2028	94,028	93,356
	United States Treasury Note/Bond	3.750%	4/30/2028	124,182	123,285
	United States Treasury Note/Bond	3.625%	5/31/2028	40,730	40,329
	United States Treasury Note/Bond	4.000%	5/31/2028	200,000	199,422
	United States Treasury Note/Bond	4.000%	6/30/2028	6,686	6,665
	United States Treasury Note/Bond	3.625%	8/15/2028	47,526	47,007
	United States Treasury Note/Bond	4.375%	8/31/2028	90,667	91,049
	United States Treasury Note/Bond	3.375%	9/15/2028	18,634	18,324
	United States Treasury Note/Bond	4.625%	9/30/2028	99,606	100,563
	United States Treasury Note/Bond	3.500%	11/15/2028	27,616	27,201
	United States Treasury Note/Bond	3.750%	12/31/2028	68,735	68,053
	United States Treasury Note/Bond	4.000%	1/31/2029	92,796	92,405
	United States Treasury Note/Bond	3.500%	2/15/2029	5,095	5,012
	United States Treasury Note/Bond	1.875%	2/28/2029	2,855	2,691
	United States Treasury Note/Bond	4.250%	2/28/2029	105,035	105,253
	United States Treasury Note/Bond	3.500%	3/15/2029	195,949	192,665
	United States Treasury Note/Bond	4.125%	3/31/2029	124,379	124,243
	United States Treasury Note/Bond	3.875%	4/15/2029	177,595	176,277
	United States Treasury Note/Bond	4.625%	4/30/2029	73,899	74,785
	United States Treasury Note/Bond	3.875%	5/15/2029	38,448	38,157
	United States Treasury Note/Bond	4.500%	5/31/2029	178,054	179,674
	United States Treasury Note/Bond	4.125%	6/15/2029	53,932	53,887
	United States Treasury Note/Bond	4.250%	6/30/2029	83,510	83,706
	United States Treasury Note/Bond	4.000%	7/31/2029	31,201	31,054
	United States Treasury Note/Bond	3.625%	8/31/2029	37,724	37,125
	United States Treasury Note/Bond	3.500%	9/30/2029	104,264	102,158
	United States Treasury Note/Bond	4.125%	10/31/2029	70,850	70,737
	United States Treasury Note/Bond	4.375%	12/31/2029	53,299	53,649
	United States Treasury Note/Bond	4.250%	1/31/2030	313	313
	United States Treasury Note/Bond	4.000%	2/28/2030	43,642	43,385
	United States Treasury Note/Bond	4.000%	3/31/2030	36,800	36,571
	United States Treasury Note/Bond	3.875%	4/30/2030	17,913	17,720
	United States Treasury Note/Bond	4.000%	5/31/2030	68,369	67,915
	United States Treasury Note/Bond	3.875%	6/30/2030	61,765	61,061
	United States Treasury Note/Bond	3.875%	7/31/2030	11,176	11,044
	United States Treasury Note/Bond	3.625%	10/31/2030	55,477	54,233
	United States Treasury Note/Bond	4.875%	10/31/2030	4,037	4,144
	United States Treasury Note/Bond	3.500%	11/30/2030	46,071	44,783
	United States Treasury Note/Bond	3.625%	12/31/2030	64,061	62,567
	United States Treasury Note/Bond	3.750%	1/31/2031	120,067	117,821
	United States Treasury Note/Bond	3.500%	2/28/2031	188,496	183,003
	United States Treasury Note/Bond	3.875%	3/31/2031	46,267	45,619
[1]	United States Treasury Note/Bond	3.875%	4/30/2031	446,135	439,792
	United States Treasury Note/Bond	4.125%	5/31/2031	240,346	239,529
	United States Treasury Note/Bond	4.125%	6/30/2031	26,620	26,526
	United States Treasury Note/Bond	4.125%	7/31/2031	69,479	69,202
	United States Treasury Note/Bond	4.000%	6/30/2032	2,122	2,093
	United States Treasury Note/Bond	3.875%	8/31/2032	14,007	13,705
	United States Treasury Note/Bond	3.750%	10/31/2032	34,135	33,134
	United States Treasury Note/Bond	3.875%	12/31/2032	32,372	31,612
	United States Treasury Note/Bond	4.000%	1/31/2033	70,811	69,608
	United States Treasury Note/Bond	3.750%	2/28/2033	61,924	59,989
	United States Treasury Note/Bond	4.250%	3/31/2033	58,577	58,403
	United States Treasury Note/Bond	4.250%	5/31/2033	77,566	77,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.500%	11/15/2033	85,363	86,230
	United States Treasury Note/Bond	4.375%	5/15/2034	12,291	12,298
	United States Treasury Note/Bond	4.250%	11/15/2034	44,516	44,080
	United States Treasury Note/Bond	4.000%	11/15/2035	224,422	217,119
[2]	United States Treasury Note/Bond	4.125%	2/15/2036	161,042	157,161
	United States Treasury Note/Bond	4.375%	5/15/2036	203,365	202,292
	United States Treasury Note/Bond	2.000%	11/15/2041	152,871	105,893
	United States Treasury Note/Bond	3.375%	8/15/2042	39,896	33,297
	United States Treasury Note/Bond	4.000%	11/15/2042	96,002	86,691
	United States Treasury Note/Bond	4.875%	8/15/2045	27,643	27,432
	United States Treasury Note/Bond	4.625%	11/15/2045	38,511	36,991
	United States Treasury Note/Bond	2.500%	2/15/2046	25,144	17,344
	United States Treasury Note/Bond	4.625%	2/15/2046	77,435	74,316
	United States Treasury Note/Bond	5.000%	5/15/2046	47,324	47,685
	United States Treasury Note/Bond	2.375%	5/15/2051	25,018	15,649
	United States Treasury Note/Bond	3.625%	5/15/2053	706	564
	United States Treasury Note/Bond	4.750%	11/15/2053	4,770	4,613
	United States Treasury Note/Bond	4.625%	5/15/2054	17,832	16,934
	United States Treasury Note/Bond	4.250%	8/15/2054	22,855	20,408
	United States Treasury Note/Bond	4.500%	11/15/2054	39,095	36,400
	United States Treasury Note/Bond	4.625%	2/15/2055	22,442	21,335
	United States Treasury Note/Bond	4.750%	5/15/2055	6,898	6,691
	United States Treasury Note/Bond	4.750%	8/15/2055	63,627	61,738
	United States Treasury Note/Bond	4.625%	11/15/2055	75,272	71,612
	United States Treasury Note/Bond	4.750%	2/15/2056	140,617	136,580
	United States Treasury Note/Bond	5.000%	5/15/2056	191,615	193,629
					6,350,981
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/2060	19,800	17,437
Conventional Mortgage-Backed Securities (1.1%)
[3,4]	Fannie Mae Pool	3.000%	6/1/2043	4,548	4,136
[3,4]	Fannie Mae Pool	3.820%	12/1/2030	29,232	28,495
[3,4]	Fannie Mae Pool	4.050%	9/1/2030	30,335	29,877
[3,4]	Fannie Mae Pool	4.120%	10/1/2030	22,118	21,838
[3,4]	Fannie Mae Pool	4.190%	8/1/2030	14,545	14,407
[3,4]	Fannie Mae Pool	4.200%	10/1/2030	40,630	40,244
[3,4]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	27,678	27,446
[3,4]	Fannie Mae Pool	4.240%	9/1/2030	49,341	48,958
[3,4]	Fannie Mae Pool	4.270%	10/1/2030	28,085	27,894
[3,4]	Fannie Mae Pool	4.295%	10/1/2030	18,885	18,775
[3,4]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	101,570	101,235
[3,4]	Fannie Mae Pool	4.360%	7/1/2030	11,925	11,892
[3,4]	Fannie Mae Pool	4.380%	8/1/2030	10,000	9,976
[3,4]	Fannie Mae Pool	4.400%	9/1/2030	19,210	19,179
[3,4]	Fannie Mae Pool	4.420%	8/1/2030	11,738	11,727
[3,4]	Fannie Mae Pool	4.670%	8/1/2030	6,609	6,659
[3]	Ginnie Mae I Pool	6.000%	6/15/2031–7/15/2035	9	9
[3]	Ginnie Mae I Pool	6.500%	4/15/2032–6/15/2038	777	815
[3,4]	UMBS Pool	2.500%	8/1/2027–4/1/2038	15,437	14,257
[3,4]	UMBS Pool	5.000%	12/1/2054–10/1/2055	57,571	56,799
[3,4]	UMBS Pool	6.000%	10/1/2053	661	677
					495,295
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.250%	2/25/2028	915	898
[3,4]	Fannie Mae REMICS	1.500%	8/25/2041	645	630
[3,4]	Fannie Mae REMICS	2.000%	6/25/2043	1,774	1,707
[3,4]	Fannie Mae REMICS	2.500%	8/25/2046–10/25/2046	24,978	21,154
[3,4]	Fannie Mae REMICS	3.000%	2/25/2049	469	455
[3,4]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	35,881	34,352
[3,4]	Fannie Mae REMICS	4.000%	7/25/2053	703	700
[3,4]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	7,771	7,298
[3,4]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	1,273	1,255
					68,449
Total U.S. Government and Agency Obligations (Cost $7,029,656)					6,932,162
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	42,305	42,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	215	214
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	467	464
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	16,599	13,912
[3,5,6]	BRAVO Residential Funding Trust Class A1 Series 2026-NQMR1	5.395%	8/25/2062	25,352	25,271
[3,5,6]	BX Trust Class A Series 2025-ARIA	5.199%	12/13/2042	4,615	4,623
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	3,743	3,686
[3,5,6]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	28,219	28,169
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	16,542	15,715
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	25,902	23,717
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	10,809	10,880
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	5,982	6,004
[3,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	55,425	55,181
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	41,561	42,451
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	14,340	13,785
[3]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	41,714	36,998
[3,5]	GS Mortgage-Backed Securities Trust Class A1 Series 2026-DSC1	4.725%	5/25/2066	19,488	19,135
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	2,412	2,388
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	3,274	3,232
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	1,450	1,442
[3,5]	PRET Trust Class A1 Series 2025-RPL6	3.850%	9/25/2069	94,050	89,988
[3,5]	Pretium Mortgage Credit Partners LLC Class A1 Series 2026-RPL1	4.150%	1/25/2070	16,244	15,688
[3,5]	Pretium Mortgage Credit Partners LLC Class A1 Series 2026-RPL2	4.500%	6/25/2070	21,229	20,560
[3,5]	PRPM Trust Class A1 Series 2026-RCF1	4.845%	1/25/2056	4,463	4,415
[3,5,6]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/2041	26,319	26,463
[3,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	4,559	4,570
[3,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	20,210	19,850
[3,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	36,077	33,610
[3,5,6]	Verus Securitization Trust Class A1 Series 2025-R2	5.086%	7/25/2067	28,014	27,804
[3,5,6]	Verus Securitization Trust Class A1 Series 2026-R1	4.832%	10/25/2067	2,634	2,600
[3,5,6]	Verus Securitization Trust Class A1 Series 2026-R2	5.389%	10/25/2067	16,477	16,448
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	7,222	7,242
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	11,322	11,370
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $641,338)					630,871
Corporate Bonds (42.1%)
Communications (2.4%)
	Alphabet Inc.	4.375%	11/15/2032	9,855	9,702
	Alphabet Inc.	4.400%	2/15/2033	22,155	21,683
	Alphabet Inc.	4.800%	2/15/2036	47,585	46,760
	Alphabet Inc.	5.500%	2/15/2046	14,095	13,876
	Alphabet Inc.	5.250%	5/15/2055	2,725	2,548
	Alphabet Inc.	5.650%	2/15/2056	10,780	10,647
	Alphabet Inc.	5.300%	5/15/2065	2,480	2,274
	Alphabet Inc.	5.750%	2/15/2066	11,506	11,372
	Alphabet Inc.	5.700%	11/15/2075	8,755	8,421
	America Movil SAB de CV	3.625%	4/22/2029	25,600	24,863
	America Movil SAB de CV	6.125%	3/30/2040	10,010	10,424
	AT&T Inc.	2.750%	6/1/2031	51,650	46,966
	AT&T Inc.	4.500%	5/15/2035	24,405	23,000
	AT&T Inc.	3.500%	6/1/2041	3,825	2,943
	AT&T Inc.	4.300%	12/15/2042	10,645	8,789
	AT&T Inc.	4.350%	6/15/2045	2,720	2,187
	AT&T Inc.	5.550%	11/1/2045	36,205	34,038
	AT&T Inc.	5.850%	4/30/2046	42,570	41,004
	AT&T Inc.	4.750%	5/15/2046	13,770	11,593
	AT&T Inc.	3.650%	6/1/2051	6,813	4,639
	AT&T Inc.	3.500%	9/15/2053	7,850	5,092
	AT&T Inc.	3.550%	9/15/2055	3,925	2,523
	AT&T Inc.	3.800%	12/1/2057	3,873	2,585
	AT&T Inc.	3.650%	9/15/2059	8,640	5,519
	AT&T Inc.	6.300%	10/30/2066	14,320	14,198
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	3,655	3,743
	Comcast Corp.	3.750%	4/1/2040	5,020	4,015
	Comcast Corp.	3.400%	7/15/2046	3,960	2,676
	Comcast Corp.	3.969%	11/1/2047	42,551	30,614
	Comcast Corp.	3.999%	11/1/2049	4,096	2,907
	Comcast Corp.	2.800%	1/15/2051	16,975	9,532
	Comcast Corp.	2.887%	11/1/2051	69,477	39,342
	Comcast Corp.	2.450%	8/15/2052	35,080	17,948
	Comcast Corp.	2.937%	11/1/2056	204,921	110,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.987%	11/1/2063	44,254	23,036
	Meta Platforms Inc.	5.500%	11/15/2045	66,800	61,996
	Meta Platforms Inc.	6.200%	5/15/2046	33,215	33,223
	Meta Platforms Inc.	5.600%	5/15/2053	17,740	16,141
	Meta Platforms Inc.	5.400%	8/15/2054	22,405	19,798
	Meta Platforms Inc.	5.550%	8/15/2064	2,200	1,923
[5]	NBN Co. Ltd.	2.625%	5/5/2031	38,645	35,166
[5]	NBN Co. Ltd.	2.500%	1/8/2032	68,983	61,392
[5]	NTT Finance Corp.	4.620%	7/16/2028	15,320	15,274
[5]	NTT Finance Corp.	4.876%	7/16/2030	18,853	18,814
[5]	NTT Finance Corp.	2.065%	4/3/2031	9,240	8,119
[5,7]	NTT Finance Corp.	5.259%	11/1/2033	34,015	33,914
	Orange SA	9.000%	3/1/2031	47,066	54,950
	T-Mobile USA Inc.	2.050%	2/15/2028	42,480	40,826
	T-Mobile USA Inc.	3.875%	4/15/2030	19,225	18,630
	T-Mobile USA Inc.	2.550%	2/15/2031	15,310	13,888
	T-Mobile USA Inc.	2.250%	11/15/2031	5,105	4,482
	T-Mobile USA Inc.	5.000%	2/15/2036	22,398	21,893
	T-Mobile USA Inc.	3.000%	2/15/2041	4,964	3,666
	Uber Technologies Inc.	4.800%	9/15/2034	28,250	27,654
	Walt Disney Co.	3.500%	5/13/2040	17,538	14,373
					1,118,368
Consumer Discretionary (1.5%)
	Amazon.com Inc.	3.600%	4/13/2032	75,375	71,417
	Amazon.com Inc.	4.550%	3/13/2033	33,760	33,213
	Amazon.com Inc.	2.875%	5/12/2041	2,100	1,555
	Amazon.com Inc.	5.650%	3/13/2046	4,299	4,255
	Amazon.com Inc.	3.950%	4/13/2052	13,265	10,085
	Amazon.com Inc.	5.800%	3/13/2056	25,680	25,458
	Amazon.com Inc.	4.250%	8/22/2057	24,395	18,904
	Amazon.com Inc.	5.950%	3/13/2066	37,510	37,240
	Amazon.com Inc.	6.050%	3/13/2076	54,535	54,346
	American Honda Finance Corp.	2.000%	3/24/2028	34,925	33,413
	Brown University	2.924%	9/1/2050	4,695	3,109
[5]	ERAC USA Finance LLC	5.000%	2/15/2029	8,020	8,094
[5]	ERAC USA Finance LLC	4.700%	4/30/2031	12,680	12,641
[5]	ERAC USA Finance LLC	4.900%	5/1/2033	45,457	45,131
[5]	ERAC USA Finance LLC	5.200%	10/30/2034	7,610	7,641
[5]	ERAC USA Finance LLC	5.250%	4/30/2036	37,760	37,660
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	3,775	4,281
[5]	ERAC USA Finance LLC	5.625%	3/15/2042	31,000	30,784
[5]	ERAC USA Finance LLC	5.400%	5/1/2053	16,478	15,646
	Georgetown University	4.315%	4/1/2049	2,449	2,025
	Georgetown University	2.943%	4/1/2050	3,204	2,086
	Home Depot Inc.	4.850%	6/25/2031	18,010	18,235
	Home Depot Inc.	1.875%	9/15/2031	8,465	7,417
	Home Depot Inc.	3.250%	4/15/2032	30,653	28,524
	Home Depot Inc.	3.300%	4/15/2040	29,353	23,545
	Home Depot Inc.	4.875%	2/15/2044	5,600	5,161
	Home Depot Inc.	4.400%	3/15/2045	25,110	21,537
	Home Depot Inc.	4.250%	4/1/2046	19,603	16,384
	Home Depot Inc.	4.500%	12/6/2048	12,020	10,226
	Home Depot Inc.	3.125%	12/15/2049	2,435	1,624
	Home Depot Inc.	3.350%	4/15/2050	2,200	1,533
	Home Depot Inc.	2.375%	3/15/2051	2,435	1,381
	Home Depot Inc.	2.750%	9/15/2051	11,970	7,299
	Home Depot Inc.	3.625%	4/15/2052	30,835	22,304
	Home Depot Inc.	5.300%	6/25/2054	14,161	13,392
[5]	Hyundai Capital America	1.650%	9/17/2026	36,110	35,899
[5]	Hyundai Capital America	4.750%	6/18/2029	17,805	17,749
[3]	Johns Hopkins University	4.083%	7/1/2053	6,980	5,601
[3]	Northeastern University	2.894%	10/1/2050	8,570	5,650
[3]	Northwestern University	2.640%	12/1/2050	735	458
	Trustees of Princeton University	2.516%	7/1/2050	1,824	1,132
	Trustees of Princeton University	4.201%	3/1/2052	1,968	1,629
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	5,637	3,288
[3]	University of Chicago	2.761%	4/1/2045	9,540	7,508
	University of Southern California	4.976%	10/1/2053	15,670	14,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yale University	2.402%	4/15/2050	1,245	749
					731,677
Consumer Staples (3.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	19,660	19,134
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	66,766	60,832
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	1,870	1,745
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	825	840
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	49,088	46,293
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	37,782	37,162
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	2,451	2,496
	BAT Capital Corp.	5.350%	8/15/2032	11,245	11,509
	BAT Capital Corp.	6.000%	2/20/2034	21,773	22,966
	BAT Capital Corp.	5.625%	8/15/2035	45,052	46,451
	BAT Capital Corp.	4.390%	8/15/2037	1,780	1,627
	BAT Capital Corp.	7.079%	8/2/2043	15,100	16,802
	BAT Capital Corp.	4.540%	8/15/2047	16,435	13,563
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	12,458	12,689
	Diageo Capital plc	2.375%	10/24/2029	14,420	13,440
	Diageo Capital plc	2.000%	4/29/2030	11,315	10,271
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	16,720	16,672
[5,7]	Imperial Brands Finance plc	4.875%	2/7/2032	22,170	22,031
[5,7]	Imperial Brands Finance plc	5.500%	7/7/2036	30,315	30,145
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	2/2/2029	3,112	2,987
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	5/15/2032	12,465	11,066
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	9,200	9,432
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	6,537	6,735
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.500%	1/15/2036	16,185	16,130
[5]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	20,585	20,457
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	61,507	60,142
[5]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	39,143	38,927
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	25,805	25,182
	Kenvue Inc.	5.000%	3/22/2030	34,543	34,973
	Kenvue Inc.	4.850%	5/22/2032	22,495	22,595
	Kenvue Inc.	4.900%	3/22/2033	31,086	31,214
	Kenvue Inc.	5.100%	3/22/2043	25,781	24,569
[5]	Mars Inc.	4.800%	3/1/2030	25,345	25,419
[5]	Mars Inc.	5.200%	3/1/2035	81,307	81,626
[5]	Mars Inc.	5.650%	5/1/2045	31,325	31,133
[5]	Mars Inc.	5.700%	5/1/2055	29,805	29,352
[5]	Mars Inc.	5.800%	5/1/2065	9,752	9,671
	Philip Morris International Inc.	5.625%	11/17/2029	24,813	25,567
	Philip Morris International Inc.	5.125%	2/15/2030	107,883	109,525
	Philip Morris International Inc.	4.000%	10/29/2030	10,375	10,103
	Philip Morris International Inc.	5.125%	2/13/2031	11,665	11,876
	Philip Morris International Inc.	4.750%	11/1/2031	18,095	18,128
	Philip Morris International Inc.	4.250%	10/29/2032	85,993	83,347
	Philip Morris International Inc.	5.375%	2/15/2033	90,849	93,265
	Philip Morris International Inc.	5.250%	2/13/2034	40,710	41,377
	Philip Morris International Inc.	4.625%	10/29/2035	37,375	35,970
	Philip Morris International Inc.	4.875%	4/29/2036	30,440	29,807
	Philip Morris International Inc.	4.375%	11/15/2041	6,383	5,575
	Philip Morris International Inc.	4.500%	3/20/2042	17,272	15,187
	Philip Morris International Inc.	4.125%	3/4/2043	13,565	11,361
	Philip Morris International Inc.	4.875%	11/15/2043	15,078	13,725
	Philip Morris International Inc.	4.250%	11/10/2044	8,720	7,333
	Reynolds American Inc.	5.850%	8/15/2045	27,032	26,635
					1,407,059
Energy (2.5%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	54,484	49,002
	BP Capital Markets America Inc.	4.812%	2/13/2033	15,176	15,075
	Cheniere Energy Partners LP	5.950%	6/30/2033	19,940	20,822
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	7,195	7,203
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	11,575	11,438
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,070	4,157
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,685	12,139
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,545	6,869
[5]	Columbia Pipelines Operating Co. LLC	5.507%	5/15/2036	6,970	7,000
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,029	41,517
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	825	877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	3.758%	3/15/2042	11,185	9,021
	Diamondback Energy Inc.	5.400%	4/18/2034	6,775	6,871
	Diamondback Energy Inc.	5.550%	4/1/2035	16,650	16,987
	Diamondback Energy Inc.	6.250%	3/15/2053	6,250	6,474
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,517
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	14,190	12,681
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	7,003	6,024
	Enbridge Inc.	4.900%	6/20/2030	8,550	8,576
	Enbridge Inc.	5.550%	6/20/2035	6,840	6,964
	Energy Transfer LP	5.250%	4/15/2029	3,750	3,800
	Energy Transfer LP	5.200%	4/1/2030	9,459	9,603
	Energy Transfer LP	6.550%	12/1/2033	6,575	7,113
	Energy Transfer LP	5.550%	5/15/2034	1,100	1,118
	Energy Transfer LP	5.350%	1/15/2036	9,460	9,426
	Energy Transfer LP	5.350%	5/15/2045	4,335	3,942
	Energy Transfer LP	6.125%	12/15/2045	4,200	4,172
	Energy Transfer LP	5.300%	4/15/2047	5,600	5,021
	Energy Transfer LP	5.400%	10/1/2047	16,385	14,853
	Energy Transfer LP	5.950%	5/15/2054	14,405	13,789
	Energy Transfer LP	6.200%	4/1/2055	18,022	17,828
[5]	Eni SpA	5.250%	5/18/2036	14,805	14,556
[5]	Eni SpA	5.950%	5/15/2054	19,305	19,123
[5]	Eni SpA	6.000%	5/18/2056	26,120	25,807
	Enterprise Products Operating LLC	5.200%	1/15/2036	10,760	10,796
	Enterprise Products Operating LLC	4.900%	5/15/2046	5,000	4,504
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,200	2,131
	EOG Resources Inc.	4.400%	1/15/2031	6,525	6,438
	Equinor ASA	3.125%	4/6/2030	59,622	56,747
	Equinor ASA	4.500%	9/3/2030	6,435	6,416
	Equinor ASA	5.125%	6/3/2035	59,218	59,766
	Equinor ASA	4.750%	11/14/2035	21,070	20,517
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	34,623	30,853
[5]	Green Palm Bidco Sarl	6.462%	6/30/2046	26,305	26,674
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	16,187	16,530
[3,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	27,045	28,509
[3,5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	27,293	27,894
	MPLX LP	2.650%	8/15/2030	160	147
	ONEOK Inc.	5.650%	11/1/2028	10,600	10,820
	ONEOK Inc.	4.750%	10/15/2031	16,460	16,270
	ONEOK Inc.	4.950%	10/15/2032	15,390	15,277
	ONEOK Inc.	6.050%	9/1/2033	786	823
	ONEOK Inc.	5.400%	10/15/2035	3,528	3,522
	ONEOK Inc.	6.625%	9/1/2053	5,265	5,518
	ONEOK Inc.	6.250%	10/15/2055	8,495	8,516
[5]	Saudi Arabian Oil Co.	4.375%	2/2/2031	27,155	26,491
[5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	5,575	5,648
[5]	Schlumberger Holdings Corp.	3.900%	5/17/2028	20,724	20,496
[5]	Schlumberger Holdings Corp.	5.000%	11/15/2029	12,140	12,268
	Shell Finance US Inc.	4.125%	5/11/2035	40,575	38,228
[5]	Shell Finance US Inc.	5.500%	3/25/2040	10,795	10,898
	Shell Finance US Inc.	4.550%	8/12/2043	2,400	2,111
	Shell Finance US Inc.	4.375%	5/11/2045	78,513	66,841
	Shell Finance US Inc.	3.750%	9/12/2046	1,870	1,444
[5]	Shell Finance US Inc.	3.000%	11/26/2051	47,570	30,895
	Suncor Energy Inc.	5.950%	12/1/2034	10,280	10,719
	Targa Resources Corp.	4.350%	1/15/2029	21,748	21,585
	Targa Resources Corp.	6.150%	3/1/2029	9,835	10,185
	Targa Resources Corp.	5.550%	8/15/2035	25,405	25,703
	Targa Resources Corp.	6.125%	5/15/2055	23,405	23,351
	TotalEnergies Capital SA	5.150%	4/5/2034	14,335	14,535
	TotalEnergies Capital SA	5.488%	4/5/2054	14,600	14,108
	TotalEnergies Capital SA	5.275%	9/10/2054	24,943	23,412
	TotalEnergies Capital SA	5.638%	4/5/2064	18,665	18,123
	TotalEnergies Capital SA	5.425%	9/10/2064	28,545	26,836
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	8,385	8,197
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	6,430	6,523
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	4,820	4,942
					1,200,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (16.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	1,410	1,291
[5]	AIB Group plc	5.871%	3/28/2035	2,810	2,909
	Allstate Corp.	5.250%	3/30/2033	17,610	17,900
	Allstate Corp.	5.550%	5/9/2035	6,152	6,324
	American Express Co.	4.731%	4/25/2029	17,535	17,583
	American Express Co.	4.351%	7/20/2029	903	898
	American Express Co.	6.489%	10/30/2031	9,945	10,609
	American Express Co.	4.918%	7/20/2033	36,886	36,875
	American Express Co.	5.043%	5/1/2034	30,029	30,092
	American Express Co.	5.625%	7/28/2034	825	844
	American Express Co.	5.915%	4/25/2035	1,100	1,142
	American Express Co.	5.284%	7/26/2035	8,028	8,113
	American Express Co.	5.667%	4/25/2036	20,950	21,706
	American Express Co.	4.804%	10/24/2036	15,286	14,823
	American International Group Inc.	4.850%	5/7/2030	7,300	7,335
	American International Group Inc.	5.125%	3/27/2033	4,590	4,625
	American International Group Inc.	4.750%	4/1/2048	10,840	9,551
[5]	American National Global Funding	5.000%	6/22/2029	6,910	6,892
	Ameriprise Financial Inc.	5.700%	12/15/2028	7,333	7,530
	Ameriprise Financial Inc.	4.500%	5/13/2032	14,270	14,056
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,695	6,774
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	13,420	13,238
	Arthur J Gallagher & Co.	5.150%	2/15/2035	6,445	6,400
[5]	Athene Global Funding	2.717%	1/7/2029	42,315	39,922
[5]	Athene Global Funding	4.721%	10/8/2029	33,794	33,400
[5]	Athene Global Funding	5.380%	1/7/2030	34,978	35,088
[5]	Aviation Capital Group LLC	1.950%	9/20/2026	23,950	23,818
	Banco Santander SA	5.365%	7/15/2028	27,600	27,827
	Banco Santander SA	4.551%	11/6/2030	41,000	40,377
	Banco Santander SA	2.749%	12/3/2030	10,200	9,250
	Bank of America Corp.	3.593%	7/21/2028	35,495	35,160
	Bank of America Corp.	5.202%	4/25/2029	7,220	7,288
	Bank of America Corp.	4.271%	7/23/2029	72,640	72,070
	Bank of America Corp.	5.819%	9/15/2029	3,655	3,740
	Bank of America Corp.	3.974%	2/7/2030	69,430	68,137
	Bank of America Corp.	3.194%	7/23/2030	30,100	28,769
	Bank of America Corp.	5.162%	1/24/2031	27,615	27,986
	Bank of America Corp.	2.496%	2/13/2031	99,085	91,578
	Bank of America Corp.	2.592%	4/29/2031	5,728	5,286
	Bank of America Corp.	2.687%	4/22/2032	15,254	13,819
	Bank of America Corp.	5.015%	7/22/2033	3,915	3,921
	Bank of America Corp.	5.511%	1/24/2036	64,923	66,311
	Bank of America Corp.	6.110%	1/29/2037	30,000	31,598
	Bank of America Corp.	3.846%	3/8/2037	50,484	46,921
	Bank of America Corp.	5.875%	2/7/2042	8,770	9,102
	Bank of America Corp.	3.311%	4/22/2042	25,000	19,387
	Bank of America Corp.	5.000%	1/21/2044	24,180	22,740
	Bank of America Corp.	3.946%	1/23/2049	5,290	4,149
	Bank of America Corp.	4.330%	3/15/2050	35,955	29,686
	Bank of America Corp.	2.972%	7/21/2052	29,030	18,761
	Bank of Montreal	4.547%	6/2/2029	28,995	28,936
	Bank of Montreal	4.879%	6/2/2032	9,080	9,074
	Bank of Montreal	5.298%	6/2/2037	27,600	27,625
	Bank of New York Mellon	4.729%	4/20/2029	8,780	8,818
	Bank of New York Mellon Corp.	5.060%	7/22/2032	1,870	1,892
	Bank of New York Mellon Corp.	5.834%	10/25/2033	24,651	25,902
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,775	14,530
	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,313	29,279
[5]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	31,200	31,148
	Barclays plc	5.086%	2/25/2029	22,075	22,194
	Barclays plc	4.476%	11/11/2029	30,673	30,461
	Barclays plc	5.367%	2/25/2031	9,775	9,911
	BlackRock Funding Inc.	5.350%	1/8/2055	6,585	6,291
	Blackrock Inc.	2.100%	2/25/2032	20,194	17,681
	Blackrock Inc.	4.750%	5/25/2033	19,327	19,372
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	19,945	17,525
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,590	4,520
[5]	BNP Paribas SA	3.500%	11/16/2027	74,220	73,305
[5]	BNP Paribas SA	2.591%	1/20/2028	58,145	57,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BNP Paribas SA	5.335%	6/12/2029	20,000	20,223
[5]	BPCE SA	2.045%	10/19/2027	24,910	24,719
[5]	BPCE SA	3.500%	10/23/2027	64,900	64,006
[5]	BPCE SA	5.281%	5/30/2029	7,710	7,836
[5]	BPCE SA	2.700%	10/1/2029	48,550	45,605
[5]	BPCE SA	5.876%	1/14/2031	18,545	19,048
[5]	BPCE SA	5.389%	5/28/2031	12,245	12,384
[5]	BPCE SA	7.003%	10/19/2034	825	898
[5]	BPCE SA	5.936%	5/30/2035	8,555	8,771
[5]	BPCE SA	5.417%	1/13/2037	39,775	38,962
[5]	BPCE SA	5.773%	6/2/2037	10,020	10,044
[5]	Brighthouse Financial Global Funding	2.000%	6/28/2028	27,235	25,610
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	33,368	33,510
[5]	CaixaBank SA	4.634%	7/3/2029	25,740	25,712
[5]	CaixaBank SA	4.885%	7/3/2031	23,925	23,838
[5]	CaixaBank SA	4.818%	4/22/2032	7,440	7,378
[5]	CaixaBank SA	5.402%	4/22/2037	49,795	49,288
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	29,945	30,218
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	29,199	29,239
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	16,625	16,446
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	26,690	26,584
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	30,628	30,755
	Charles Schwab Corp.	2.000%	3/20/2028	30,339	29,114
	Chubb INA Holdings LLC	5.300%	5/20/2036	26,035	26,309
	Citigroup Inc.	3.878%	1/24/2039	37,225	32,383
	Citigroup Inc.	5.875%	1/30/2042	7,460	7,719
	Citigroup Inc.	2.904%	11/3/2042	15,306	11,104
[5]	CNO Global Funding	5.875%	6/4/2027	29,098	29,428
[5]	CNO Global Funding	4.875%	12/10/2027	5,710	5,714
[5]	CNO Global Funding	2.650%	1/6/2029	22,195	21,027
[5]	Commonwealth Bank of Australia	5.071%	9/14/2028	35,285	35,808
[5]	Commonwealth Bank of Australia	2.688%	3/11/2031	70,000	63,253
[5]	Cooperatieve Rabobank UA	4.655%	8/22/2028	42,315	42,380
[5]	Corebridge Global Funding	5.900%	9/19/2028	8,200	8,387
[5]	Corebridge Global Funding	5.200%	1/12/2029	21,620	21,824
[5]	Corebridge Global Funding	5.200%	6/24/2029	28,580	28,852
[5]	Credit Agricole SA	4.631%	9/11/2028	27,255	27,244
[5]	Credit Agricole SA	6.316%	10/3/2029	7,398	7,637
[5]	Credit Agricole SA	4.656%	1/12/2032	26,680	26,268
[5]	Credit Agricole SA	5.862%	1/9/2036	2,200	2,264
[5]	Danske Bank A/S	1.549%	9/10/2027	55,390	55,073
[5]	Danske Bank A/S	5.705%	3/1/2030	4,510	4,614
	Deutsche Bank AG	6.720%	1/18/2029	3,555	3,661
	Deutsche Bank AG	6.819%	11/20/2029	6,535	6,834
	Deutsche Bank AG / New York NY	4.469%	12/10/2031	17,360	17,066
[5]	DNB Bank ASA	1.605%	3/30/2028	45,295	44,342
[5]	Equitable America Global Funding	3.950%	9/15/2027	4,180	4,141
[5]	Equitable Financial Life Global Funding	1.400%	8/27/2027	33,510	32,303
[5]	Equitable Financial Life Global Funding	1.800%	3/8/2028	30,265	28,829
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	33,100	33,695
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	67,386	68,492
[5]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	22,955	22,786
	Fifth Third Bancorp	4.055%	4/25/2028	24,480	24,371
[5]	GA Global Funding Trust	5.200%	12/9/2031	9,225	9,114
	Globe Life Inc.	4.800%	6/15/2032	23,435	23,109
	Goldman Sachs Bank USA	4.656%	6/3/2029	16,915	16,922
	Goldman Sachs Group Inc.	2.640%	2/24/2028	45,430	44,875
	Goldman Sachs Group Inc.	3.691%	6/5/2028	18,625	18,468
	Goldman Sachs Group Inc.	4.148%	1/21/2029	42,230	41,872
	Goldman Sachs Group Inc.	3.814%	4/23/2029	20,550	20,228
	Goldman Sachs Group Inc.	4.223%	5/1/2029	50,790	50,339
	Goldman Sachs Group Inc.	5.049%	7/23/2030	4,150	4,175
	Goldman Sachs Group Inc.	5.218%	4/23/2031	48,000	48,455
	Goldman Sachs Group Inc.	4.516%	1/21/2032	69,406	68,093
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,650	79,642
	Goldman Sachs Group Inc.	2.383%	7/21/2032	93,002	82,206
	Goldman Sachs Group Inc.	2.650%	10/21/2032	24,510	21,809
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,585
	Goldman Sachs Group Inc.	4.939%	10/21/2036	4,150	4,029
	Goldman Sachs Group Inc.	3.210%	4/22/2042	10,000	7,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	4.800%	7/8/2044	19,895	17,850
	Goldman Sachs Group Inc.	5.541%	1/21/2047	9,535	9,215
	HSBC Holdings plc	5.887%	8/14/2027	43,923	43,986
	HSBC Holdings plc	5.597%	5/17/2028	72,900	73,546
	HSBC Holdings plc	7.390%	11/3/2028	36,110	37,393
	HSBC Holdings plc	4.899%	3/3/2029	24,235	24,325
	HSBC Holdings plc	4.583%	6/19/2029	9,590	9,561
	HSBC Holdings plc	4.711%	5/12/2030	49,390	49,178
	HSBC Holdings plc	5.240%	5/13/2031	18,200	18,399
	HSBC Holdings plc	2.357%	8/18/2031	59,585	53,914
	HSBC Holdings plc	4.619%	11/6/2031	19,695	19,418
	HSBC Holdings plc	4.675%	3/10/2032	24,790	24,444
	HSBC Holdings plc	5.208%	5/12/2034	69,520	69,276
	HSBC Holdings plc	5.279%	3/10/2037	24,760	24,472
	HSBC Holdings plc	6.100%	1/14/2042	18,700	19,950
	Huntington National Bank	4.552%	5/17/2028	17,175	17,168
	Intercontinental Exchange Inc.	4.350%	6/15/2029	17,315	17,185
	Intercontinental Exchange Inc.	4.200%	3/15/2031	21,015	20,594
	Intercontinental Exchange Inc.	1.850%	9/15/2032	16,125	13,598
	Intercontinental Exchange Inc.	3.000%	6/15/2050	47,795	31,135
	Intercontinental Exchange Inc.	4.950%	6/15/2052	34,853	31,495
	Intercontinental Exchange Inc.	3.000%	9/15/2060	27,695	16,232
[5]	Intesa Sanpaolo SpA	5.000%	6/29/2030	17,875	17,911
[5]	Intesa Sanpaolo SpA	5.200%	6/29/2032	13,850	13,896
	JPMorgan Chase & Co.	4.250%	10/1/2027	9,275	9,264
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,500	4,513
	JPMorgan Chase & Co.	2.069%	6/1/2029	14,530	13,858
	JPMorgan Chase & Co.	4.452%	12/5/2029	55,000	54,679
	JPMorgan Chase & Co.	5.012%	1/23/2030	4,500	4,531
	JPMorgan Chase & Co.	3.702%	5/6/2030	18,940	18,423
	JPMorgan Chase & Co.	4.603%	10/22/2030	36,975	36,813
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,305	13,455
	JPMorgan Chase & Co.	5.103%	4/22/2031	36,186	36,599
	JPMorgan Chase & Co.	1.953%	2/4/2032	17,965	15,814
	JPMorgan Chase & Co.	2.580%	4/22/2032	22,175	19,982
	JPMorgan Chase & Co.	4.912%	7/25/2033	18,528	18,510
	JPMorgan Chase & Co.	5.294%	7/22/2035	51,400	51,940
	JPMorgan Chase & Co.	5.572%	4/22/2036	58,020	59,654
	JPMorgan Chase & Co.	5.576%	7/23/2036	24,680	25,076
	JPMorgan Chase & Co.	3.109%	4/22/2041	38,075	29,372
	JPMorgan Chase & Co.	5.600%	7/15/2041	70,000	71,185
	JPMorgan Chase & Co.	5.400%	1/6/2042	16,235	16,178
	JPMorgan Chase & Co.	3.157%	4/22/2042	19,440	14,785
	JPMorgan Chase & Co.	5.625%	8/16/2043	13,500	13,645
	JPMorgan Chase & Co.	5.534%	11/29/2045	12,000	11,901
	JPMorgan Chase & Co.	3.964%	11/15/2048	170,360	134,120
	JPMorgan Chase & Co.	3.109%	4/22/2051	38,610	25,845
[5]	KBC Group NV	5.796%	1/19/2029	4,168	4,241
[5]	KBC Group NV	6.324%	9/21/2034	16,530	17,652
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	7,604	7,563
[5]	Liberty Mutual Group Inc.	5.500%	6/15/2052	28,825	27,020
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	6,915	6,911
	Lloyds Banking Group plc	5.087%	11/26/2028	19,690	19,827
	Lloyds Banking Group plc	4.818%	6/13/2029	14,700	14,723
	Lloyds Banking Group plc	5.721%	6/5/2030	2,775	2,848
	Lloyds Banking Group plc	4.425%	11/4/2031	41,275	40,537
	Lloyds Banking Group plc	5.679%	1/5/2035	6,850	7,041
[5]	Lseg US Fin Corp.	5.297%	3/28/2034	7,265	7,312
[5]	Lseg US Fin Corp.	5.250%	3/23/2036	8,055	8,012
[5]	LSEGA Financing plc	2.000%	4/6/2028	63,125	60,415
[5]	LSEGA Financing plc	2.500%	4/6/2031	8,747	7,882
[5]	Macquarie Group Ltd.	1.935%	4/14/2028	42,250	41,344
[5]	Macquarie Group Ltd.	2.871%	1/14/2033	28,815	25,688
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	59,086	59,252
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	10,280	6,455
[5]	Met Tower Global Funding	5.250%	4/12/2029	9,525	9,683
	MetLife Inc.	4.125%	8/13/2042	5,300	4,448
	MetLife Inc.	4.875%	11/13/2043	17,500	16,120
[5]	Metropolitan Life Global Funding I	3.000%	9/19/2027	43,250	42,529
[5]	Metropolitan Life Global Funding I	4.300%	8/25/2029	23,695	23,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Life Global Funding I	2.400%	1/11/2032	61,345	54,072
[5]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,670	16,837
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	24,105	24,222
	Morgan Stanley	3.772%	1/24/2029	56,830	56,055
	Morgan Stanley	4.238%	1/9/2030	22,595	22,297
	Morgan Stanley	5.042%	7/19/2030	4,150	4,180
	Morgan Stanley	5.230%	1/15/2031	26,410	26,711
	Morgan Stanley	2.699%	1/22/2031	72,345	67,211
	Morgan Stanley	4.493%	1/16/2032	10,505	10,300
	Morgan Stanley	7.250%	4/1/2032	51,100	57,573
	Morgan Stanley	4.809%	4/16/2032	18,825	18,678
	Morgan Stanley	2.239%	7/21/2032	9,815	8,610
	Morgan Stanley	2.511%	10/20/2032	87,365	77,228
	Morgan Stanley	2.943%	1/21/2033	5,754	5,175
	Morgan Stanley	5.466%	1/18/2035	9,260	9,408
	Morgan Stanley	5.587%	1/18/2036	12,705	12,978
	Morgan Stanley	5.664%	4/17/2036	42,125	43,218
	Morgan Stanley	4.300%	1/27/2045	24,705	20,822
	Morgan Stanley Bank NA	4.788%	5/10/2030	13,185	13,194
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	45,680	45,644
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	31,637	31,488
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	24,695	24,585
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	36,655	36,028
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	14,450	14,550
	National Australia Bank Ltd.	3.905%	6/9/2027	60,000	59,772
[5]	National Australia Bank Ltd.	5.134%	11/28/2028	47,132	47,960
[5]	National Australia Bank Ltd.	2.332%	8/21/2030	83,980	75,585
[5]	National Australia Bank Ltd.	5.902%	1/14/2036	12,250	12,577
[5]	Nationwide Building Society	4.649%	7/14/2029	17,340	17,331
[5]	Nationwide Building Society	5.537%	7/14/2036	12,190	12,279
[5]	Nationwide Financial Services Inc.	3.900%	11/30/2049	17,630	13,179
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	66,415	50,860
[5]	NBK SPC Ltd.	1.625%	9/15/2027	67,250	66,663
[5]	New York Life Global Funding	5.000%	1/9/2034	35,520	35,458
[5]	New York Life Insurance Co.	5.875%	5/15/2033	44,785	46,654
[5]	New York Life Insurance Co.	3.750%	5/15/2050	17,810	13,138
[5]	NLG Global Funding	4.350%	9/15/2030	16,500	16,124
[5]	Northwestern Mutual Global Funding	5.160%	5/28/2031	23,720	24,164
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	28,508	21,759
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,060	6,141
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	44,935	45,606
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	40,085	40,660
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	36,460	37,314
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	5,220	5,287
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	3,655	3,700
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	6,485	6,558
[5]	Pricoa Global Funding I	5.100%	5/30/2028	33,652	33,964
[5]	Pricoa Global Funding I	4.700%	5/28/2030	5,650	5,640
[5]	Pricoa Global Funding I	4.650%	8/27/2031	16,396	16,255
[5]	Principal Life Global Funding II	2.500%	9/16/2029	40,665	37,932
	Progressive Corp.	4.950%	6/15/2033	53,892	54,272
	Progressive Corp.	5.150%	3/26/2036	18,175	18,183
[5]	Protective Life Global Funding	4.714%	7/6/2027	30,000	30,103
[5]	Protective Life Global Funding	4.803%	6/5/2030	8,795	8,780
[5]	Protective Life Global Funding	5.432%	1/14/2032	16,415	16,774
[5]	RGA Global Funding	4.350%	8/25/2028	20,380	20,215
[5]	RGA Global Funding	2.700%	1/18/2029	32,500	30,875
[5]	RGA Global Funding	5.448%	5/24/2029	16,445	16,707
[5]	RGA Global Funding	5.250%	1/9/2030	25,205	25,498
[5]	RGA Global Funding	5.500%	1/11/2031	14,750	15,097
[5]	RGA Global Funding	5.050%	12/6/2031	32,570	32,524
[5]	RGA Global Funding	5.000%	8/25/2032	5,675	5,621
	Royal Bank of Canada	4.400%	4/17/2030	19,800	19,639
	Royal Bank of Canada	4.612%	5/3/2032	39,835	39,429
	Royal Bank of Canada	5.000%	2/1/2033	37,098	37,374
[5]	Sammons Financial Group Global Funding	5.050%	1/10/2028	7,445	7,463
[5]	Sammons Financial Group Global Funding	5.100%	12/10/2029	13,630	13,671
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	15,905	15,833
[5]	Sammons Financial Group Global Funding	5.100%	6/22/2031	5,525	5,503
[5]	Societe Generale SA	5.400%	4/10/2037	20,525	20,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Standard Chartered plc	6.301%	1/9/2029	27,400	28,015
[5]	Standard Chartered plc	5.545%	1/21/2029	36,640	37,065
[5]	Standard Chartered plc	5.005%	10/15/2030	9,415	9,450
	State Street Corp.	4.834%	4/24/2030	17,690	17,868
	State Street Corp.	4.821%	1/26/2034	14,895	14,781
	State Street Corp.	5.146%	2/28/2036	17,785	17,803
[5]	Swedbank AB	4.998%	11/20/2029	36,525	37,070
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,865	34,297
	Travelers Cos. Inc.	5.050%	7/24/2035	4,320	4,306
	UBS AG	5.650%	9/11/2028	44,090	45,150
[5]	UBS Group AG	3.869%	1/12/2029	11,050	10,923
[5]	UBS Group AG	5.428%	2/8/2030	3,225	3,270
[5]	UBS Group AG	5.617%	9/13/2030	30,555	31,274
[5]	UBS Group AG	3.091%	5/14/2032	42,560	39,053
[5]	UBS Group AG	6.301%	9/22/2034	20,020	21,266
[5]	UBS Group AG	5.580%	5/9/2036	36,575	37,233
[5]	UBS Group AG	3.179%	2/11/2043	29,380	21,970
[5]	UniCredit SpA	3.127%	6/3/2032	33,730	30,959
	Wells Fargo & Co.	3.526%	3/24/2028	70,000	69,498
	Wells Fargo & Co.	6.303%	10/23/2029	33,470	34,618
	Wells Fargo & Co.	2.879%	10/30/2030	24,845	23,389
	Wells Fargo & Co.	5.244%	1/24/2031	17,375	17,612
	Wells Fargo & Co.	5.606%	1/15/2044	34,961	33,664
	Wells Fargo & Co.	4.650%	11/4/2044	20,735	17,653
	Wells Fargo & Co.	4.900%	11/17/2045	16,060	14,038
	Wells Fargo & Co.	4.400%	6/14/2046	36,200	29,369
	Wells Fargo & Co.	4.750%	12/7/2046	38,790	33,051
	Wells Fargo & Co.	4.611%	4/25/2053	58,110	48,824
	Westpac Banking Corp.	5.618%	11/20/2035	12,250	12,349
					7,876,425
Health Care (4.4%)
	Abbott Laboratories	4.650%	3/15/2036	37,459	36,372
	AbbVie Inc.	4.950%	3/15/2031	16,260	16,492
	AbbVie Inc.	4.400%	3/15/2033	40,495	39,635
	AbbVie Inc.	5.200%	3/15/2035	14,425	14,658
	AbbVie Inc.	4.750%	3/15/2036	27,385	26,792
	AbbVie Inc.	5.350%	3/15/2044	15,873	15,505
	AbbVie Inc.	4.850%	6/15/2044	4,300	3,940
	AbbVie Inc.	4.700%	5/14/2045	1,300	1,165
	AbbVie Inc.	4.450%	5/14/2046	22,929	19,709
	AbbVie Inc.	4.875%	11/14/2048	22,994	20,676
	AdventHealth Obligated Group	2.795%	11/15/2051	21,620	13,419
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	17,670	16,174
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	19,220	12,705
[5]	Alcon Finance Corp.	2.600%	5/27/2030	8,540	7,878
[5]	Alcon Finance Corp.	5.375%	12/6/2032	10,270	10,432
	Amgen Inc.	5.600%	3/2/2043	66,525	66,124
	Ascension Health	4.078%	11/15/2028	5,990	5,939
	Ascension Health	2.532%	11/15/2029	48,025	45,027
	Ascension Health	4.294%	11/15/2030	26,482	26,104
	Ascension Health	4.923%	11/15/2035	11,410	11,273
[3]	Ascension Health	4.847%	11/15/2053	1,950	1,753
	Banner Health	2.907%	1/1/2042	12,150	8,896
[5]	Bayer US Finance II LLC	5.500%	7/30/2035	15,000	14,964
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,560	4,922
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	19,830	19,674
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,675	17,014
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	49,805	39,629
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	10,415	6,141
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	2,200	1,577
	Children's Hospital Corp.	2.585%	2/1/2050	5,670	3,466
	CommonSpirit Health	3.347%	10/1/2029	44,950	42,961
	CommonSpirit Health	2.782%	10/1/2030	22,715	20,924
	CommonSpirit Health	5.205%	12/1/2031	35,195	35,621
	CommonSpirit Health	4.825%	9/1/2035	11,315	11,005
	CommonSpirit Health	4.975%	9/1/2035	12,275	11,910
[3]	CommonSpirit Health	4.350%	11/1/2042	21,485	18,580
	CommonSpirit Health	3.910%	10/1/2050	2,570	1,910
	CommonSpirit Health	5.662%	9/1/2055	560	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cottage Health Obligated Group	3.304%	11/1/2049	10,000	6,973
[5]	CSL Finance plc	4.250%	4/27/2032	43,415	41,713
[5]	CSL Finance plc	4.750%	4/27/2052	4,415	3,759
	CVS Health Corp.	5.400%	6/1/2029	3,225	3,296
	CVS Health Corp.	1.750%	8/21/2030	4,915	4,358
[3,5]	CVS Pass Through Trust	5.926%	1/10/2034	8,186	8,316
	Eli Lilly & Co.	4.875%	2/27/2053	8,855	8,012
	Eli Lilly & Co.	5.050%	8/14/2054	11,450	10,623
	Eli Lilly & Co.	4.950%	2/27/2063	7,695	6,863
	Eli Lilly & Co.	5.200%	8/14/2064	3,875	3,594
	Gilead Sciences Inc.	4.500%	2/1/2045	32,902	28,660
	HCA Inc.	5.500%	6/15/2047	7,305	6,806
	HCA Inc.	5.250%	6/15/2049	12,390	11,135
	HCA Inc.	6.000%	4/1/2054	13,395	13,231
	HCA Inc.	5.950%	9/15/2054	13,265	12,998
	HCA Inc.	6.200%	3/1/2055	19,993	20,324
	HCA Inc.	5.700%	11/15/2055	23,476	22,397
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,815	8,074
	Inova Health System Foundation	4.068%	5/15/2052	14,145	11,251
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,994	10,900
	Kaiser Foundation Hospitals	2.810%	6/1/2041	39,420	29,052
	Kaiser Foundation Hospitals	4.150%	5/1/2047	13,000	10,652
	Kaiser Foundation Hospitals	3.002%	6/1/2051	38,650	24,979
	Mass General Brigham Inc.	3.192%	7/1/2049	32,645	22,336
	Mass General Brigham Inc.	3.342%	7/1/2060	31,285	20,303
	Mayo Clinic	4.128%	11/15/2052	6,465	5,175
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	11,505	11,064
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	20,260	13,335
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	3,415	2,722
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,940	4,799
	Merck & Co. Inc.	4.550%	9/15/2032	48,025	47,641
	Merck & Co. Inc.	4.450%	12/4/2032	5,720	5,630
	Merck & Co. Inc.	4.950%	9/15/2035	64,425	64,281
	Merck & Co. Inc.	4.750%	12/4/2035	16,290	15,966
	Merck & Co. Inc.	5.200%	5/22/2036	41,180	41,680
	Merck & Co. Inc.	4.150%	5/18/2043	28,405	24,207
	Merck & Co. Inc.	4.900%	5/17/2044	10,000	9,244
	Merck & Co. Inc.	5.700%	9/15/2055	45,915	46,159
	Merck & Co. Inc.	5.550%	12/4/2055	24,921	24,524
	Merck & Co. Inc.	5.850%	5/22/2056	5,715	5,853
	New York & Presbyterian Hospital	2.256%	8/1/2040	5,300	3,715
	Novartis Capital Corp.	4.600%	3/18/2033	39,620	39,250
	Novartis Capital Corp.	4.400%	5/6/2044	21,485	18,932
	Novartis Capital Corp.	5.600%	3/18/2046	7,490	7,562
	Novartis Capital Corp.	5.700%	3/18/2056	3,100	3,160
	OhioHealth Corp.	2.297%	11/15/2031	12,575	11,163
	PeaceHealth Obligated Group	4.335%	11/15/2028	7,035	6,988
	PeaceHealth Obligated Group	4.855%	11/15/2032	5,840	5,788
	Pfizer Inc.	1.700%	5/28/2030	9,100	8,182
	Pfizer Inc.	4.100%	9/15/2038	49,565	44,787
	Pfizer Inc.	2.550%	5/28/2040	230	167
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	19,420	19,236
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	16,700	15,825
	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,750	7,581
	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,750	6,233
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,625	7,246
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	10,125	10,067
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	25,655	23,976
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	13,990	14,261
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,415	14,748
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	12,030	9,223
	SSM Health Care Corp.	3.823%	6/1/2027	41,615	41,409
	Sutter Health	2.294%	8/15/2030	10,490	9,553
	Sutter Health	5.213%	8/15/2032	10,135	10,342
	Sutter Health	5.537%	8/15/2035	28,180	29,050
	Toledo Hospital	5.750%	11/15/2038	8,690	8,676
	UnitedHealth Group Inc.	3.850%	6/15/2028	10,000	9,899
	UnitedHealth Group Inc.	2.000%	5/15/2030	11,275	10,247
	UnitedHealth Group Inc.	4.625%	7/15/2035	3,528	3,414
	UnitedHealth Group Inc.	6.625%	11/15/2037	20,000	22,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,300	6,006
	UnitedHealth Group Inc.	2.750%	5/15/2040	12,760	9,432
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,690	9,045
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,234	9,984
	UnitedHealth Group Inc.	4.625%	11/15/2041	36,010	32,543
	UnitedHealth Group Inc.	4.250%	3/15/2043	16,000	13,582
	UnitedHealth Group Inc.	4.750%	7/15/2045	13,751	12,230
	UnitedHealth Group Inc.	4.200%	1/15/2047	5,314	4,323
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,870	3,676
	UnitedHealth Group Inc.	4.250%	6/15/2048	13,891	11,288
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,890	4,081
	UnitedHealth Group Inc.	3.700%	8/15/2049	22,071	16,285
	UnitedHealth Group Inc.	2.900%	5/15/2050	51,194	32,700
	UnitedHealth Group Inc.	3.250%	5/15/2051	19,810	13,334
	UnitedHealth Group Inc.	4.750%	5/15/2052	8,745	7,509
	UnitedHealth Group Inc.	5.625%	7/15/2054	59,576	58,267
	UnitedHealth Group Inc.	4.950%	5/15/2062	17,768	15,233
[5]	VSP Optical Group Inc.	5.400%	6/1/2033	10,430	10,460
[5]	VSP Optical Group Inc.	5.450%	12/1/2035	3,965	3,933
[5]	VSP Optical Group Inc.	5.650%	6/1/2036	10,430	10,456
	Wyeth LLC	6.500%	2/1/2034	1,870	2,048
	Wyeth LLC	5.950%	4/1/2037	15,000	15,939
					2,069,785
Industrials (1.2%)
[5]	Ashtead Capital Inc.	2.450%	8/12/2031	17,920	15,804
[5]	Ashtead Capital Inc.	5.500%	8/11/2032	9,088	9,282
[5]	Ashtead Capital Inc.	5.550%	5/30/2033	4,475	4,516
[5]	Ashtead Capital Inc.	5.950%	10/15/2033	8,250	8,506
[5]	Ashtead Capital Inc.	5.800%	4/15/2034	16,510	16,806
[5]	BAE Systems plc	3.400%	4/15/2030	9,390	8,972
[5]	BAE Systems plc	5.250%	3/26/2031	5,380	5,483
	Boeing Co.	5.930%	5/1/2060	39,588	39,000
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,870	1,945
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	3,748	3,604
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	4,900	4,321
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	21,220	17,599
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	26,898	21,906
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	3,225	2,571
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	16,975	11,102
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	13,410	8,371
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	3,800	3,722
	Canadian National Railway Co.	2.450%	5/1/2050	25,925	15,335
	Caterpillar Inc.	5.200%	5/15/2035	21,430	21,869
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,675	4,710
[5]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	11,740	11,622
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	10,505	10,523
	Eaton Corp.	4.200%	3/6/2031	21,896	21,465
	Eaton Corp.	4.500%	3/6/2033	5,560	5,446
	Eaton Corp.	4.800%	3/6/2036	19,000	18,641
[5]	Element Fleet Management Corp.	5.643%	3/13/2027	12,870	12,958
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	24,710	24,246
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	21,675	21,345
[5]	Honeywell Aerospace Inc.	5.852%	3/16/2066	14,205	14,314
	J Paul Getty Trust	4.905%	4/1/2035	15,460	15,535
	John Deere Capital Corp.	4.400%	9/8/2031	225	223
	John Deere Capital Corp.	5.150%	9/8/2033	24,437	24,993
	Lockheed Martin Corp.	1.850%	6/15/2030	2,545	2,295
	Lockheed Martin Corp.	4.500%	5/15/2036	6,715	6,476
	Lockheed Martin Corp.	3.800%	3/1/2045	7,501	5,968
	Lockheed Martin Corp.	4.700%	5/15/2046	6,006	5,348
	Lockheed Martin Corp.	5.200%	2/15/2055	1,675	1,572
	Northrop Grumman Corp.	4.650%	7/15/2030	6,105	6,113
	Northrop Grumman Corp.	5.250%	7/15/2035	7,390	7,509
	Republic Services Inc.	4.875%	4/1/2029	3,640	3,672
	Republic Services Inc.	2.375%	3/15/2033	4,590	3,978
	Republic Services Inc.	5.200%	11/15/2034	16,358	16,621
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	14,258	12,806
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	8,200	7,108
[5]	Sydney Airport Finance Co. Pty Ltd.	5.248%	3/26/2036	37,445	36,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UL Solutions Inc.	6.500%	10/20/2028	12,130	12,588
	Union Pacific Corp.	2.800%	2/14/2032	2,135	1,943
	Union Pacific Corp.	3.550%	5/20/2061	10,000	6,767
	Union Pacific Corp.	3.750%	2/5/2070	19,165	13,066
	Waste Connections Inc.	5.250%	9/1/2035	7,055	7,145
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	6,495	6,535
					571,211
Materials (0.4%)
[5]	Anglo American Capital plc	2.625%	9/10/2030	6,650	6,096
	CRH SMW Finance DAC	5.125%	1/9/2030	21,335	21,615
	Glencore Canada Corp.	6.200%	6/15/2035	3,537	3,713
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,466	2,531
[5]	Glencore Funding LLC	4.875%	3/12/2029	5,855	5,880
[5]	Glencore Funding LLC	5.371%	4/4/2029	31,893	32,393
[5]	Glencore Funding LLC	2.625%	9/23/2031	8,510	7,606
[5]	Glencore Funding LLC	5.700%	5/8/2033	4,685	4,834
[5]	Glencore Funding LLC	6.500%	10/6/2033	23,895	25,739
[5]	Glencore Funding LLC	5.634%	4/4/2034	21,920	22,494
[5]	Glencore Funding LLC	3.875%	4/27/2051	2,150	1,585
[5]	Glencore Funding LLC	3.375%	9/23/2051	7,360	4,928
[5]	Glencore Funding LLC	5.893%	4/4/2054	21,160	20,992
[5]	Glencore Funding LLC	6.141%	4/1/2055	13,220	13,603
	Rio Tinto Finance USA plc	5.750%	3/14/2055	9,810	9,920
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,505	3,562
					187,491
Real Estate (1.5%)
	American Tower Corp.	3.800%	8/15/2029	22,126	21,576
	American Tower Corp.	5.000%	1/31/2030	2,520	2,539
[5]	American Tower Trust #1	5.490%	3/15/2053	67,325	67,879
	CBRE Services Inc.	4.900%	1/15/2033	40	39
	Cousins Properties LP	5.250%	7/15/2030	5,965	6,026
	CubeSmart LP	2.250%	12/15/2028	11,790	11,135
	DOC DR LLC	2.625%	11/1/2031	1,870	1,666
	Extra Space Storage LP	5.500%	7/1/2030	12,625	12,917
	Extra Space Storage LP	5.900%	1/15/2031	26,218	27,198
	Extra Space Storage LP	4.950%	1/15/2033	6,185	6,123
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	3,528	3,392
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	9,070	8,882
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	13,150	12,927
	Healthpeak OP LLC	2.125%	12/1/2028	29,850	28,132
	Healthpeak OP LLC	3.000%	1/15/2030	28,712	27,062
	Healthpeak OP LLC	2.875%	1/15/2031	8,675	7,966
	Healthpeak OP LLC	5.250%	12/15/2032	3,528	3,557
	Healthpeak OP LLC	4.750%	1/15/2033	25,950	25,403
	Healthpeak OP LLC	5.375%	2/15/2035	3,575	3,597
	NNN REIT Inc.	5.500%	6/15/2034	17,654	17,971
	Prologis LP	4.750%	1/15/2031	19,430	19,531
	Prologis LP	5.250%	5/15/2035	31,475	31,771
[5]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	15,362	15,346
	Public Storage Operating Co.	5.100%	8/1/2033	5,980	6,049
	Realty Income Corp.	2.200%	6/15/2028	25,855	24,753
	Realty Income Corp.	4.700%	12/15/2028	26,960	27,031
	Realty Income Corp.	3.250%	1/15/2031	19,405	18,233
	Realty Income Corp.	2.850%	12/15/2032	24,565	21,818
	Realty Income Corp.	4.900%	7/15/2033	26,200	26,031
	Realty Income Corp.	5.125%	2/15/2034	15,836	15,899
	Realty Income Corp.	5.125%	4/15/2035	2,425	2,425
[5]	SBA Tower Trust	1.840%	4/15/2027	53,140	51,981
[5]	SBA Tower Trust	1.631%	5/15/2051	40,475	40,056
[5]	SBA Tower Trust	2.593%	10/15/2056	50,750	45,168
	Simon Property Group LP	4.750%	9/26/2034	603	589
	Ventas Realty LP	5.000%	2/15/2036	21,140	20,724
	VICI Properties LP	4.950%	2/15/2030	3,655	3,645
	VICI Properties LP	5.125%	11/15/2031	3,200	3,184
	VICI Properties LP	5.125%	5/15/2032	4,150	4,116
	Welltower OP LLC	3.100%	1/15/2030	3,112	2,955
	Welltower OP LLC	5.125%	7/1/2035	26,200	26,298
					703,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (1.8%)
	Apple Inc.	3.850%	5/4/2043	27,275	22,569
	Apple Inc.	3.450%	2/9/2045	4,035	3,066
	Apple Inc.	4.650%	2/23/2046	4,500	4,027
	Apple Inc.	3.850%	8/4/2046	36,510	28,895
	Apple Inc.	3.950%	8/8/2052	11,133	8,607
	Broadcom Inc.	4.750%	4/15/2029	1,870	1,880
	Broadcom Inc.	4.350%	2/15/2030	16,530	16,363
	Broadcom Inc.	4.600%	7/15/2030	39,410	39,275
	Broadcom Inc.	4.150%	11/15/2030	4,670	4,570
	Broadcom Inc.	4.900%	7/15/2032	43,243	43,364
	Broadcom Inc.	2.600%	2/15/2033	26,170	22,726
	Broadcom Inc.	3.419%	4/15/2033	2,720	2,479
	Broadcom Inc.	3.469%	4/15/2034	20,074	18,016
[5]	Broadcom Inc.	3.137%	11/15/2035	4,150	3,520
	Broadcom Inc.	4.800%	2/15/2036	31,455	30,525
	Broadcom Inc.	3.500%	2/15/2041	3,825	3,055
	Cisco Systems Inc.	4.950%	2/26/2031	31,812	32,335
	Cisco Systems Inc.	5.050%	2/26/2034	15,680	15,816
	Cisco Systems Inc.	5.300%	2/26/2054	13,135	12,419
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	6,564	6,889
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	3,528	3,675
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	23,558	25,000
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	33,362	35,303
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	47,199	50,529
[5]	Foundry JV Holdco LLC	6.300%	1/25/2039	36,617	38,919
	Intel Corp.	2.000%	8/12/2031	1,260	1,099
	Intel Corp.	5.625%	2/10/2043	14,921	14,504
	Intel Corp.	4.100%	5/19/2046	17,674	13,701
	Intel Corp.	3.250%	11/15/2049	4,570	2,976
	Intel Corp.	3.200%	8/12/2061	16,360	9,492
	International Business Machines Corp.	4.150%	5/15/2039	33,785	29,420
	KLA Corp.	4.950%	7/15/2052	25,665	23,282
	Microsoft Corp.	2.525%	6/1/2050	152,183	90,532
	Oracle Corp.	4.550%	2/4/2029	21,745	21,441
	Oracle Corp.	4.125%	5/15/2045	5,885	4,103
	Oracle Corp.	5.875%	9/26/2045	8,513	7,456
	Oracle Corp.	6.550%	2/4/2046	38,035	35,878
	Oracle Corp.	4.000%	7/15/2046	2,085	1,408
	Oracle Corp.	4.000%	11/15/2047	2,090	1,392
	Oracle Corp.	3.950%	3/25/2051	10,126	6,484
	QUALCOMM Inc.	2.150%	5/20/2030	44,450	40,677
	QUALCOMM Inc.	4.500%	5/20/2030	10,265	10,262
	QUALCOMM Inc.	5.000%	5/20/2035	19,310	19,217
	QUALCOMM Inc.	4.800%	5/20/2045	5,070	4,525
	QUALCOMM Inc.	4.500%	5/20/2052	3,505	2,896
	Salesforce Inc.	4.900%	9/15/2031	40,450	40,356
					854,923
Utilities (6.8%)
	AEP Texas Inc.	5.200%	4/15/2036	21,435	21,117
	AEP Texas Inc.	4.150%	5/1/2049	4,750	3,650
	AEP Texas Inc.	3.450%	1/15/2050	14,090	9,637
	AEP Texas Inc.	5.850%	10/15/2055	1,506	1,477
	AEP Transmission Co. LLC	4.500%	6/15/2052	14,190	11,820
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,870	1,788
	Alabama Power Co.	5.100%	4/2/2035	4,555	4,582
	Alabama Power Co.	5.200%	6/1/2041	3,365	3,271
	Alabama Power Co.	4.100%	1/15/2042	5,595	4,668
	Alabama Power Co.	3.750%	3/1/2045	20,255	15,756
	Alabama Power Co.	4.300%	7/15/2048	27,790	22,743
	Ameren Illinois Co.	3.700%	12/1/2047	1,935	1,462
[3]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	11,787	11,692
	American Water Capital Corp.	4.450%	6/1/2032	14,030	13,774
	Appalachian Power Recovery Funding LLC	4.961%	10/1/2037	25,950	26,086
	Appalachian Power Recovery Funding LLC	5.836%	4/1/2048	22,740	23,308
	Arizona Public Service Co.	6.350%	12/15/2032	5,740	6,119
	Arizona Public Service Co.	3.350%	5/15/2050	10,651	7,212
	Arizona Public Service Co.	5.900%	8/15/2055	11,275	11,306
	Atmos Energy Corp.	5.000%	12/15/2054	14,265	12,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	378	384
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	9,820	6,191
	Basin Electric Power Cooperative	5.850%	10/15/2055	17,420	16,984
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	25,332	27,012
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	865	912
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,725	10,106
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	32,020	25,539
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	240	200
[5]	Boston Gas Co.	3.150%	8/1/2027	8,010	7,892
[5]	Boston Gas Co.	3.001%	8/1/2029	5,700	5,398
[5]	Boston Gas Co.	3.757%	3/16/2032	13,050	12,183
[5]	Brooklyn Union Gas Co.	4.273%	3/15/2048	34,556	27,081
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	13,345	13,471
	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	20,727	20,273
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	24,500	24,820
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	9,123	9,036
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,787	29,319
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,250	2,289
	CenterPoint Energy Resources Corp.	6.625%	11/1/2037	4,406	4,812
[5]	Chpe LLC	4.875%	6/30/2031	6,785	6,772
[5]	Chpe LLC	5.100%	6/30/2033	18,241	18,186
[5]	Chpe LLC	5.350%	6/30/2036	19,235	19,179
[5]	Chpe LLC	5.875%	6/29/2046	20,406	20,518
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	13,465	12,587
	Cleco Securitization I LLC	4.646%	9/1/2044	26,300	25,479
	Commonwealth Edison Co.	4.350%	11/15/2045	11,990	10,073
	Commonwealth Edison Co.	3.650%	6/15/2046	4,680	3,527
	Commonwealth Edison Co.	3.750%	8/15/2047	5,000	3,764
	Commonwealth Edison Co.	4.000%	3/1/2048	9,180	7,189
	Commonwealth Edison Co.	3.850%	3/15/2052	3,365	2,494
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	9,500	9,950
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	45,000	48,379
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,000	3,448
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	30,855	26,354
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,752	2,130
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	32,238	21,209
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	7,880	7,779
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	29,432	23,742
	Consumers Energy Co.	4.200%	9/1/2052	16,077	12,824
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	24,940	25,517
	Dominion Energy Inc.	4.600%	5/15/2028	20,725	20,734
	Dominion Energy Inc.	4.900%	8/1/2041	18,362	16,909
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,832	5,266
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,446	1,483
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	23,085	24,516
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	9,627	9,614
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	6,830	6,099
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	25,065	22,395
	DTE Energy Co.	4.950%	7/1/2027	17,300	17,384
	DTE Energy Co.	5.200%	4/1/2030	10,685	10,841
	Duke Energy Carolinas LLC	6.000%	12/1/2028	7,190	7,428
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,851	4,886
	Duke Energy Carolinas LLC	6.100%	6/1/2037	17,410	18,479
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,255
	Duke Energy Carolinas LLC	4.250%	12/15/2041	6,375	5,518
	Duke Energy Carolinas LLC	4.000%	9/30/2042	5,205	4,309
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,220	12,937
	Duke Energy Carolinas LLC	5.350%	1/15/2053	36,625	34,640
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	27,745	26,871
	Duke Energy Corp.	3.400%	6/15/2029	11,420	11,034
	Duke Energy Corp.	4.500%	8/15/2032	850	834
	Duke Energy Corp.	4.950%	9/15/2035	13,955	13,652
	Duke Energy Corp.	3.300%	6/15/2041	31,875	24,283
	Duke Energy Corp.	4.800%	12/15/2045	37,600	32,866
	Duke Energy Corp.	3.750%	9/1/2046	18,040	13,473
	Duke Energy Corp.	5.000%	8/15/2052	5,485	4,772
	Duke Energy Corp.	6.100%	9/15/2053	6,250	6,355
	Duke Energy Corp.	5.800%	6/15/2054	6,250	6,088
	Duke Energy Florida LLC	3.400%	10/1/2046	1,870	1,352
	Duke Energy Florida LLC	5.950%	11/15/2052	11,095	11,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Indiana LLC	4.950%	3/15/2036	745	732
	Duke Energy Progress LLC	3.400%	4/1/2032	38,235	35,612
	Duke Energy Progress LLC	5.050%	3/15/2035	15,000	15,004
	Duke Energy Progress LLC	6.300%	4/1/2038	1,625	1,753
	Duke Energy Progress LLC	4.100%	3/15/2043	6,221	5,187
	Duke Energy Progress LLC	4.200%	8/15/2045	61,923	51,008
	Duke Energy Progress LLC	2.500%	8/15/2050	2,455	1,428
	Duke Energy Progress LLC	2.900%	8/15/2051	2,503	1,566
	Duke Energy Progress LLC	4.000%	4/1/2052	9,770	7,468
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	34,240	29,310
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	28,300	27,677
[5]	East Ohio Gas Co.	2.000%	6/15/2030	13,440	12,083
[5]	East Ohio Gas Co.	3.000%	6/15/2050	19,575	12,547
[5]	ENEL Finance International NV	4.125%	9/30/2028	9,545	9,429
[5]	ENEL Finance International NV	4.375%	9/30/2030	24,890	24,452
	Evergy Metro Inc.	2.250%	6/1/2030	8,520	7,791
	Evergy Metro Inc.	4.200%	3/15/2048	3,282	2,648
	Eversource Energy	3.300%	1/15/2028	12,390	12,132
	Eversource Energy	5.450%	3/1/2028	24,455	24,746
	Eversource Energy	5.950%	2/1/2029	2,500	2,571
	Eversource Energy	4.250%	4/1/2029	2,181	2,159
	Eversource Energy	1.650%	8/15/2030	2,500	2,206
	Eversource Energy	4.450%	12/15/2030	9,115	8,958
	Eversource Energy	3.375%	3/1/2032	14,435	13,260
	FirstEnergy Corp.	2.650%	3/1/2030	3,655	3,381
	FirstEnergy Corp.	2.250%	9/1/2030	14,911	13,428
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,915	1,934
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,851	6,790
	Florida Power & Light Co.	6.200%	6/1/2036	12,452	13,362
	Florida Power & Light Co.	5.690%	3/1/2040	3,254	3,338
	Florida Power & Light Co.	5.250%	2/1/2041	29,745	29,240
	Florida Power & Light Co.	4.125%	2/1/2042	20,000	17,071
	Florida Power & Light Co.	3.700%	12/1/2047	18,970	14,336
	Florida Power & Light Co.	5.900%	6/1/2066	40,000	40,390
	Georgia Power Co.	4.850%	3/15/2031	11,510	11,586
	Georgia Power Co.	4.700%	5/15/2032	30,600	30,555
	Georgia Power Co.	4.950%	5/17/2033	20,850	20,976
	Georgia Power Co.	5.250%	3/15/2034	12,965	13,170
	Georgia Power Co.	5.200%	3/15/2035	23,590	23,843
	Georgia Power Co.	4.750%	9/1/2040	34,725	32,440
	Georgia Power Co.	4.300%	3/15/2042	32,262	28,033
	Georgia Power Co.	3.700%	1/30/2050	9,335	6,910
	Georgia Power Co.	5.125%	5/15/2052	31,780	29,448
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,590	11,831
	Jersey Central Power & Light Co.	5.100%	1/15/2035	14,455	14,415
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	17,388	16,503
[5]	KeySpan Gas East Corp.	2.742%	8/15/2026	37,580	37,484
[5]	KeySpan Gas East Corp.	5.819%	4/1/2041	5,060	5,011
[5]	Massachusetts Electric Co.	1.729%	11/24/2030	990	865
	MidAmerican Energy Co.	5.750%	11/1/2035	9,925	10,415
	MidAmerican Energy Co.	4.400%	10/15/2044	1,110	947
	MidAmerican Energy Co.	4.250%	5/1/2046	14,675	12,143
	MidAmerican Energy Co.	4.250%	7/15/2049	1,100	891
	MidAmerican Energy Co.	3.150%	4/15/2050	37,370	24,972
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,400	3,368
	Mississippi Power Co.	4.250%	3/15/2042	5,919	5,030
[5]	Monongahela Power Co.	5.400%	12/15/2043	4,320	4,108
	Nevada Power Co.	3.125%	8/1/2050	15,175	9,985
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	37,780	37,394
[5]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,482
	NiSource Inc.	5.250%	3/30/2028	19,598	19,818
	NiSource Inc.	5.250%	2/15/2043	13,546	12,727
	NiSource Inc.	4.800%	2/15/2044	9,995	8,862
	NiSource Inc.	5.000%	6/15/2052	22,475	19,817
	NiSource Inc.	5.850%	4/1/2055	7,275	7,215
	Northern States Power Co.	2.250%	4/1/2031	4,915	4,422
	Northern States Power Co.	4.850%	5/15/2036	11,940	11,718
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/2031	22,200	22,963
	Oglethorpe Power Corp.	5.950%	11/1/2039	5,145	5,324
	Oglethorpe Power Corp.	4.250%	4/1/2046	20,029	15,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oglethorpe Power Corp.	5.800%	6/1/2054	4,625	4,529
[5]	Ohio Edison Co.	4.950%	12/15/2029	5,915	5,952
	Oklahoma Gas & Electric Co.	6.500%	4/15/2028	10,000	10,248
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	7,625	7,388
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	27,670	27,246
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	11,325	11,026
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	3,275	2,929
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,765	14,086
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,785	22,522
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	13,940	12,353
	Pacific Gas & Electric Co.	6.950%	3/15/2034	17,510	19,093
	Pacific Gas & Electric Co.	5.800%	5/15/2034	8,115	8,297
	Pacific Gas & Electric Co.	5.200%	5/1/2036	8,215	7,982
	Pacific Gas & Electric Co.	4.600%	6/15/2043	4,936	4,123
	Pacific Gas & Electric Co.	4.750%	2/15/2044	12,486	10,545
	Pacific Gas & Electric Co.	4.300%	3/15/2045	11,823	9,281
	Pacific Gas & Electric Co.	4.000%	12/1/2046	8,330	6,188
	Pacific Gas & Electric Co.	4.950%	7/1/2050	36,998	30,876
	Pacific Gas & Electric Co.	5.250%	3/1/2052	2,205	1,897
	Pacific Gas & Electric Co.	6.750%	1/15/2053	12,590	13,229
	Pacific Gas & Electric Co.	6.000%	5/1/2056	17,140	16,395
	PECO Energy Co.	4.600%	5/15/2052	16,875	14,301
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	3,573	2,965
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	16,435	12,141
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	10,355	9,034
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	26,060	24,670
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	23,790	21,985
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	10,000	8,967
	Potomac Electric Power Co.	6.500%	11/15/2037	8,000	8,787
	Public Service Co. of Colorado	4.150%	3/13/2029	12,620	12,502
	Public Service Co. of New Hampshire	5.350%	10/1/2033	1,870	1,910
	Public Service Co. of Oklahoma	5.450%	1/15/2036	28,970	29,263
	Public Service Electric & Gas Co.	3.100%	3/15/2032	13,910	12,777
	Public Service Electric & Gas Co.	5.050%	3/1/2035	19,940	19,999
	Public Service Electric & Gas Co.	5.500%	3/1/2055	13,425	13,019
	Public Service Electric & Gas Co.	5.625%	1/1/2056	10,415	10,281
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	15,080	15,277
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	9,680	9,866
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	2,200	2,223
	Puget Sound Energy Inc.	4.434%	11/15/2041	19,880	17,231
	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,915	4,350
	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,620	4,243
	San Diego Gas & Electric Co.	4.150%	5/15/2048	1,505	1,196
	San Diego Gas & Electric Co.	3.700%	3/15/2052	15,812	11,344
	San Diego Gas & Electric Co.	5.350%	4/1/2053	22,655	21,090
[3]	SCE Recovery Funding LLC	0.861%	11/15/2033	5,785	5,230
	SCE Recovery Funding LLC	1.942%	5/15/2040	3,915	3,061
	SCE Recovery Funding LLC	2.510%	11/15/2043	3,545	2,451
	Sempra	3.700%	4/1/2029	5,190	5,064
	Sempra	3.800%	2/1/2038	20,000	16,974
	Sempra	6.000%	10/15/2039	6,184	6,343
	Southern California Edison Co.	5.150%	6/1/2029	28,620	28,936
	Southern California Edison Co.	5.450%	6/1/2031	13,508	13,750
	Southern California Edison Co.	4.800%	3/15/2033	16,200	15,854
	Southern California Edison Co.	5.750%	4/1/2035	5,000	5,061
	Southern California Edison Co.	5.350%	7/15/2035	3,395	3,352
	Southern California Edison Co.	6.050%	3/15/2039	3,995	4,060
	Southern California Edison Co.	4.500%	9/1/2040	5,150	4,422
	Southern California Edison Co.	4.050%	3/15/2042	17,788	14,108
	Southern California Edison Co.	3.900%	3/15/2043	8,782	6,734
	Southern California Edison Co.	4.650%	10/1/2043	7,504	6,347
	Southern California Edison Co.	3.600%	2/1/2045	8,160	5,853
	Southern California Edison Co.	4.000%	4/1/2047	3,675	2,739
	Southern California Edison Co.	4.125%	3/1/2048	4,656	3,507
	Southern California Edison Co.	4.875%	3/1/2049	3,085	2,580
	Southern California Edison Co.	3.650%	2/1/2050	25,325	17,497
	Southern California Edison Co.	5.700%	3/1/2053	5,482	5,059
	Southern California Edison Co.	5.875%	12/1/2053	4,177	3,969
	Southern California Edison Co.	5.900%	3/1/2055	14,241	13,591
	Southern California Gas Co.	6.350%	11/15/2052	14,830	15,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	4.400%	7/1/2046	25,160	21,029
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,235	4,403
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	4,740	4,700
	Southwest Gas Corp.	2.200%	6/15/2030	9,465	8,588
	Southwestern Electric Power Co.	5.300%	4/1/2033	8,365	8,473
	Southwestern Electric Power Co.	5.200%	4/1/2036	10,395	10,250
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,241
	Southwestern Electric Power Co.	3.850%	2/1/2048	3,730	2,776
	Southwestern Electric Power Co.	5.900%	4/1/2056	29,160	28,727
	Southwestern Public Service Co.	5.300%	8/15/2036	23,645	23,596
	Southwestern Public Service Co.	3.700%	8/15/2047	3,790	2,833
	Tampa Electric Co.	4.900%	3/1/2029	7,195	7,246
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	39,050	37,607
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	18,750	17,377
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	17,590	16,522
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	5,830	5,871
	Tucson Electric Power Co.	5.500%	4/15/2053	3,830	3,662
	Tucson Electric Power Co.	5.900%	4/15/2055	5,310	5,363
	Union Electric Co.	4.000%	4/1/2048	14,942	11,756
	Union Electric Co.	3.900%	4/1/2052	13,335	10,084
	Virginia Electric & Power Co.	5.150%	3/15/2035	8,530	8,525
	Virginia Electric & Power Co.	4.900%	9/15/2035	12,905	12,629
	Virginia Electric & Power Co.	6.000%	5/15/2037	9,435	9,927
	Virginia Electric & Power Co.	5.650%	3/15/2055	8,375	8,179
	Virginia Electric & Power Co.	5.600%	9/15/2055	33,820	32,775
	Wisconsin Electric Power Co.	5.700%	12/1/2036	13,825	14,449
					3,203,884
Total Corporate Bonds (Cost $21,152,183)					19,924,985
Sovereign Bonds (0.6%)
[5]	Government of Bermuda	2.375%	8/20/2030	18,405	16,643
[5]	Government of Bermuda	3.375%	8/20/2050	7,115	4,899
[5]	Kingdom of Saudi Arabia	4.125%	1/12/2029	40,775	40,104
[5]	OMERS Finance Trust	4.000%	4/20/2028	17,930	17,841
	Republic of Chile	2.550%	7/27/2033	37,110	31,868
	Republic of Chile	3.500%	1/31/2034	19,975	18,140
	Republic of Chile	3.500%	4/15/2053	22,895	16,326
	State of Israel	5.375%	3/12/2029	31,735	32,051
	State of Israel	4.500%	1/13/2031	35,340	34,554
	State of Israel	5.500%	3/12/2034	18,085	18,357
	United Mexican States	6.125%	2/9/2038	26,885	26,396
	United Mexican States	6.400%	5/7/2054	15,851	14,935
	United Mexican States	6.750%	2/9/2056	18,360	18,007
Total Sovereign Bonds (Cost $309,379)					290,121
Taxable Municipal Bonds (3.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	1,500	1,222
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	4,670	4,868
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	18,561	21,077
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	10,070	8,319
	California GO	7.500%	4/1/2034	5,845	6,646
	California GO	7.300%	10/1/2039	38,580	44,024
	California GO	5.875%	10/1/2041	26,725	27,659
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	6,305	5,891
	California State University College & University Revenue	2.719%	11/1/2052	7,175	4,737
	California State University College & University Revenue	2.939%	11/1/2052	15,330	10,394
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	54,512	60,119
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	27,857	30,723
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	3,499	3,468
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	7,770	6,320
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	10,280	7,471
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	4,680	3,887
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	18,505	16,165
	Duke University College & University Revenue	5.850%	4/1/2037	62,165	66,510
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	11,260	8,867
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	67,526	72,094
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	1,545	1,368
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	1,150	902
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	6,010	5,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	50,000	34,659
	Houston TX GO	6.290%	3/1/2032	9,020	9,508
	Illinois GO	5.100%	6/1/2033	228,869	231,213
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	16,525	17,383
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	90	75
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	5,245	4,415
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	38,405	37,304
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	15,160	10,555
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	18,170	18,277
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/2043	11,000	11,477
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,555	10,356
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	15,000	15,474
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	2,135	2,467
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	13,850	15,244
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	2,955	2,733
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	11,385	10,182
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	9,215	7,404
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	28,975	33,815
	New York NY GO	4.610%	9/1/2037	12,971	12,467
	New York NY GO	5.650%	2/1/2046	13,490	13,532
	New York NY GO	5.094%	10/1/2049	16,240	15,038
	New York NY GO	5.796%	2/1/2052	27,645	27,931
	New York NY GO	5.114%	10/1/2054	7,665	7,059
	New York NY GO	5.935%	2/1/2055	4,085	4,206
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	15,100	16,528
[10]	Oregon School Boards Association GO	4.759%	6/30/2028	6,178	6,206
[9]	Oregon State University College & University Revenue	3.424%	3/1/2060	31,000	21,449
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	64,830	67,579
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	35	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	34,450	32,717
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	16,940	11,077
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	53,000	44,960
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	10,910	9,881
	Riverside CA General Fund Revenue	3.857%	6/1/2045	12,905	11,424
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	24,685	23,528
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	20,635	17,093
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	11,450	11,512
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	25,430	25,295
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	33,175	32,367
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	7,275	7,422
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	10,206	10,286
	University of California College & University Revenue	1.316%	5/15/2027	7,795	7,613
	University of California College & University Revenue	3.931%	5/15/2045	18,275	16,793
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	17,270	16,879
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,665	11,215
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	15,790	16,627
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	14,850	9,740
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	45,480	38,677
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	27,700	17,357
	University of Michigan College & University Revenue	2.562%	4/1/2050	17,168	10,649
	University of Michigan College & University Revenue	3.504%	4/1/2052	14,470	10,586
	University of Minnesota College & University Revenue	4.048%	4/1/2052	26,315	21,004
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	20,825	19,508
Total Taxable Municipal Bonds (Cost $1,652,799)					1,517,003
				Shares
Common Stocks (36.5%)
Communication Services (1.1%)
	T-Mobile US Inc.			1,545,080	259,156
	Walt Disney Co.			2,567,935	247,164
					506,320
Consumer Discretionary (1.1%)
	Dick's Sporting Goods Inc.			1,053,810	239,015
	Industria de Diseno Textil SA			3,060,214	192,892
	Darden Restaurants Inc.			412,647	85,010
					516,917

		Shares	Market Value ($000)
Consumer Staples (3.1%)
	Unilever plc ADR	5,755,280	346,007
	Keurig Dr Pepper Inc.	9,846,215	322,267
	Philip Morris International Inc.	1,305,023	236,092
	Archer-Daniels-Midland Co.	2,800,159	213,932
	Kimberly-Clark Corp.	1,562,103	171,472
	Pernod Ricard SA	1,638,316	119,086
	Constellation Brands Inc. Class A	595,679	82,853
			1,491,709
Energy (2.8%)
	Diamondback Energy Inc.	2,865,159	503,638
	Williams Cos. Inc.	3,317,320	246,609
	Targa Resources Corp.	806,664	216,299
	EQT Corp.	3,550,435	188,776
	ConocoPhillips	1,798,669	186,990
			1,342,312
Financials (7.6%)
	Bank of America Corp. (XNYS)	6,999,622	398,838
	Huntington Bancshares Inc.	20,807,884	368,924
	M&T Bank Corp.	1,240,564	295,267
	CME Group Inc.	1,078,513	238,168
	Marsh & McLennan Cos. Inc.	1,348,402	224,738
	Progressive Corp.	1,024,979	223,907
	American International Group Inc.	2,914,573	217,223
	Capital One Financial Corp.	1,074,227	215,511
	Intercontinental Exchange Inc.	1,575,751	193,991
	Nasdaq Inc.	2,458,920	193,812
	Raymond James Financial Inc.	1,257,870	191,234
	Ares Management Corp. Class A	1,678,585	186,843
	TPG Inc.	4,509,338	182,854
	Charles Schwab Corp.	1,912,952	176,508
	Regions Financial Corp.	5,765,709	174,124
	Equitable Holdings Inc.	2,718,775	119,300
			3,601,242
Health Care (6.1%)
	Merck & Co. Inc.	4,210,103	540,998
	Johnson & Johnson	1,597,331	405,674
	CVS Health Corp.	2,612,936	270,308
	Elevance Health Inc. (XNYS)	611,185	236,364
	Gilead Sciences Inc.	1,746,449	220,646
	AstraZeneca plc ADR	1,137,619	215,715
	Roche Holding AG	480,168	197,391
	Cardinal Health Inc.	776,756	184,526
	UnitedHealth Group Inc.	428,870	178,251
	Becton Dickinson & Co.	1,174,741	177,774
	Pfizer Inc.	6,301,198	151,733
	Zoetis Inc.	1,721,882	123,735
			2,903,115
Industrials (3.8%)
	Ferguson Enterprises Inc.	1,073,337	254,735
	Automatic Data Processing Inc.	1,056,388	236,578
	L3Harris Technologies Inc.	756,600	219,860
	Eaton Corp. plc	460,562	196,255
	Sunbelt Rentals Holdings Inc.	2,637,259	192,384
	BAE Systems plc	7,319,712	179,381
	Emerson Electric Co.	1,252,892	179,352
	PACCAR Inc.	1,372,385	164,851
*	Honeywell Aerospace Inc.	638,427	141,143
	Honeywell International Inc.	191,528	42,883
			1,807,422
Information Technology (5.4%)
	Broadcom Inc.	3,828,787	1,446,324
	TE Connectivity plc	1,792,548	361,396
	Cisco Systems Inc.	2,347,230	275,706
	NXP Semiconductors NV	864,486	242,946
	NetApp Inc. (XNGS)	1,349,879	208,907
			2,535,279

				Shares	Market Value ($000)
Materials (1.2%)
	Avery Dennison Corp.			1,135,047	184,275
	PPG Industries Inc.			1,470,313	178,334
	Freeport-McMoRan Inc.			1,981,237	124,600
	Nutrien Ltd.			1,617,588	101,827
					589,036
Real Estate (1.3%)
	Crown Castle Inc.			3,441,252	260,606
	Gaming & Leisure Properties Inc.			4,347,902	193,612
	Weyerhaeuser Co.			6,307,999	151,014
					605,232
Utilities (3.0%)
	American Electric Power Co. Inc.			2,106,988	288,257
	American Water Works Co. Inc.			1,750,845	230,376
	Sempra			2,300,217	213,253
	Dominion Energy Inc.			2,833,630	193,509
	PPL Corp.			4,770,244	173,398
	CMS Energy Corp.			2,117,039	161,953
	Atmos Energy Corp.			907,828	156,392
					1,417,138
Total Common Stocks (Cost $13,486,013)					17,315,722
		Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
[12]	Vanguard Market Liquidity Fund	3.682%		3,620	362
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC (Dated 6/30/2026, Repurchase Value $6,001, collateralized by U.S. Government Agency Obligations 3.500%–6.000%, 1/15/2033–6/20/2056, with a value of $6,120)	3.650%	7/1/2026	6,000	6,000
	Bank of America Securities, LLC (Dated 6/30/2026, Repurchase Value $105,011, collateralized by U.S. Government Agency Obligations 5.000%–6.000%, 1/1/2054–6/1/2056, with a value of $107,100)	3.660%	7/1/2026	105,000	105,000
	Deutsche Bank Securities, Inc. (Dated 6/30/2026, Repurchase Value $36,204, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 12/1/2040–2/1/2056, with a value of $36,924)	3.650%	7/1/2026	36,200	36,200
	HSBC Bank USA (Dated 6/30/2026, Repurchase Value $45,505, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 7/1/2037–7/1/2056, with a value of $46,410)	3.650%	7/1/2026	45,500	45,500
	JP Morgan Securities, LLC (Dated 6/30/2026, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 4.125%, 6/30/2028, with a value of $35,700)	3.640%	7/1/2026	35,000	35,000
	JP Morgan Securities, LLC (Dated 6/30/2026, Repurchase Value $161,516, collateralized by U.S. Treasury Obligations 0.625%, 8/15/2030, with a value of $164,730)	3.640%	7/1/2026	161,500	161,500
	NatWest Markets plc (Dated 6/30/2026, Repurchase Value $13,001, collateralized by U.S. Treasury Obligations 3.750%, 2/28/2033, with a value of $13,260)	3.640%	7/1/2026	13,000	13,000
	Nomura International plc (Dated 6/30/2026, Repurchase Value $10,401, collateralized by U.S. Treasury Obligations 0.000%–6.750%, 7/15/2026–5/15/2046, with a value of $10,608)	3.640%	7/1/2026	10,400	10,400
	Nomura International plc (Dated 6/30/2026, Repurchase Value $125,013, collateralized by U.S. Treasury Obligations 1.125%–4.250%, 8/31/2026–8/15/2035, with a value of $127,500)	3.640%	7/1/2026	125,000	125,000
	RBC Capital Markets LLC (Dated 6/30/2026, Repurchase Value $178,618, collateralized by U.S. Treasury Obligations 3.500%–4.875%, 6/15/2027–8/15/2045, with a value of $182,172)	3.650%	7/1/2026	178,600	178,600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Societe Generale (Dated 6/30/2026, Repurchase Value $37,604, collateralized by U.S. Treasury Obligations 4.750%, 2/15/2045, with a value of $38,352)	3.640%	7/1/2026	37,600	37,600
				753,800
Total Temporary Cash Investments (Cost $754,157)				754,162
Total Investments (99.9%) (Cost $45,025,525)				47,365,026
Other Assets and Liabilities—Net (0.1%)				26,122
Net Assets (100%)				47,391,148
Cost is in $000.

*	Non-income-producing security.
1	Securities with a value of $5,579 have been segregated as collateral for open over-the-counter swap contracts.
2	Securities with a value of $3,905 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $5,988,574, representing 12.6% of net assets.

6
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2026	1,988	218,463	1,215

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	5/5/2028	JPMC	20,091	(4.276)	—	(161)
Elevance Health Inc.	5/5/2028	JPMC	67,413	(4.276)	—	(4,359)
Raymond James Financial Inc.	5/5/2028	JPMC	9,631	(3.623)	—	(441)
					—	(4,961)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
JPMC—JPMorgan Chase Bank, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,932,162	—	6,932,162
Asset-Backed/Commercial Mortgage-Backed Securities	—	630,871	—	630,871
Corporate Bonds	—	19,924,985	—	19,924,985
Sovereign Bonds	—	290,121	—	290,121
Taxable Municipal Bonds	—	1,517,003	—	1,517,003
Common Stocks	16,434,588	881,134	—	17,315,722
Temporary Cash Investments	362	753,800	—	754,162
Total	16,434,950	30,930,076	—	47,365,026

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,215	—	—	1,215
Liabilities
Swap Contracts	—	(4,961)	—	(4,961)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.